Segment Reporting And Concentration Of Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Cash and cash equivalents and pledged bank deposits held	$ 840,771
Prepayments to suppliers	146,350	168,755
Provision for doubtful recoveries for prepayments to suppliers	$ 70,459	$ 4,749	$ 17,874